UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Equity Index 500 Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Index 500 Portfolio
HIGHLIGHTS
Large-cap U.S. stocks plunged as Russia’s assault on Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and the financial markets during the year. The Equity Index 500 Portfolio modestly lagged its bench-
mark, the S&P 500 Index, primarily due to expenses.
Most sectors in the S&P 500 Index produced negative returns in the last 12 months. Information technology and consumer discre-
tionary stocks were some of our largest absolute detractors. Energy companies surged, while health care companies were mostly flat.
The portfolio offers broad exposure to different sectors of the U.S. stock market, and its sector allocations are consistent with those of the benchmark. As such, changes in the portfolio’s sector diversification and other overall characteristics reflect changes in the compo-
sition of the S&P 500 Index.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best in the period ahead but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Index 500 Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Index 500 Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S.
stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Portfolio returned -18.43% versus
-18.11% for its benchmark, the S&P 500 Index. The portfolio’s performance tends to slightly lag that of the index due to
operating and management expenses. ( Past performance
cannot guarantee future results .)
What factors influenced the fund’s performance?
Most sectors in the S&P 500 Index produced negative returns
in 2022. Large-cap U.S. stocks plunged as Russia’s assault on
Ukraine, surging commodity prices, elevated inflation, and
rising interest rates weighed heavily on the economy and the financial markets. By the summer of 2022, the S&P 500 Index
and several other equity indexes entered “bear market”
territory, meaning that they had fallen at least 20% from their recent highs.
Within our portfolio, information technology stocks detracted the most in absolute terms. Software, semiconductors, and
hardware companies were among the worst performers in the
portfolio, with bellwethers Microsoft, NVIDIA, and Apple
being particularly weak. Shares of these tech giants fell with other technology names, as the sector was hit by fears that
supply chain issues and inflationary pressures would slow
demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited negative
returns. The automobiles segment detracted the most from
absolute results, as leading electric automobile maker Tesla tumbled during the year. The stock sank amid a number of
negative data points, including continued controversy
surrounding Chief Executive Officer Elon Musk’s acquisition
of Twitter, reports of fatal crashes involving the company’s
Model 3 autopilot feature, and concerns that macro pressures from higher financing rates and a weaker consumer could
hamper demand in the near term. The internet and direct
marketing segment also lagged. Shares of Amazon.com fell
sharply on a series of disappointing earnings results, with the firm struggling to combat slowing growth and over-staffing as pandemic-driven demand receded. Near the end of the year,
the company projected that fourth-quarter sales would be well below analysts’ expectations.
Conversely, energy shares surged for the 12-month period.
Energy companies were by far the top contributors in our
portfolio, led by ExxonMobil and Chevron. Many large oil
companies reported record profits during the first quarter of
2022, as many countries decided to find alternatives to Russian energy exports, resulting in higher oil, gasoline, and natural gas prices. Oil companies ConocoPhillips, Marathon
Petroleum, and Occidental Petroleum also contributed to our
results, while energy equipment and services company
Schlumberger added value to a lesser extent.
The health care sector exhibited mostly flat returns during the
12-month period. The pharmaceuticals segment performed
best, with Merck and Eli Lilly being the top performers.
Biotechnology names also contributed to results, with our
position in AbbVie being particularly strong. Conversely,
health care equipment and supplies companies weighed on
results, with Abbott Laboratories and Medtronic being
especially weak.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Equity Index 500 Portfolio 2.12% -18.43%
S&P 500 Index 2.31 -18.11
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Information Technology 26.3% 25.3%
Health Care 14.9  15.7
Financials 10.7  11.5
Consumer Discretionary 10.4  9.7
Industrials and Business Services 7.8  8.7
Communication Services 8.7  7.2
Consumer Staples 6.9  7.1
Energy 4.3  5.2
Utilities 3.1  3.2
Materials 2.6  2.7
Real Estate 2.9  2.7
Other and Reserves 1.4  1.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Equity Index 500 Portfolio

How is the fund positioned?
The Equity Index 500 Portfolio, which tends to closely track its benchmark, offers broad exposure to different sectors of the
U.S. stock market, and its sector allocations are consistent with those of the benchmark. As such, changes in the portfolio’s
sector diversification and other overall characteristics reflect changes in the composition of the S&P 500 Index rather than
strategic shifts that are typical of an actively managed fund.
Since the portfolio is designed to track its index, it lacks the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The portfolio’s expenses are generally low, which allows investors to retain more of
their returns.
As a reminder, the T. Rowe Price Equity Index 500 Portfolio is designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to
large-cap U.S. stocks. The portfolio could serve as a core
holding in an investor’s portfolio, as it offers attributes that many investors will find appealing. The portfolio intends to be diversified in approximately the same proportion as the index it tracks is diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
What is portfolio management’s outlook?
Slowing growth, volatile geopolitics, tightening global
monetary policies, and elevated inflation have created a
challenging market environment for investors throughout
2022. Continued aggressive action by the U.S. Federal Reserve has dampened hopes of softening monetary tightening and
accelerated market fears of a U.S. recession. Overseas
economic conditions remain challenging, too. Recession risks in Europe have increased as the war in Ukraine has waged on, and there are concerns about China’s growth outlook, even
though the country has been taking steps to roll back its zero-
COVID policies and reopen its economy.
The trajectories of the economy, corporate earnings, and
interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change
without warning. Our main task is not to determine which
stocks or sectors may perform best in the period ahead but,
rather, to replicate the structure of the S&P 500 Index. Our intention is to provide you with broad exposure to large-cap
U.S. stocks and to closely track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Index 500 Portfolio

Risks of Investing in the Equity Index 500
Portfolio
Common stocks generally fluctuate in value more than bonds
and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and
falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies,
larger companies may not be able to attain the high growth
rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less
capable of responding quickly to competitive challenges and
industry changes and may suffer sharper price declines as a
result of earnings disappointments.
Because the portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are
generally not reallocated based on changes in market
conditions or the outlook for a specific security, industry, or market sector. As a result, the portfolio’s performance may lag the performance of actively managed funds.
The returns of the portfolio are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the portfolio incurs fees and transaction
expenses, while the index has no fees or expenses. The risk of tracking error is increased to the extent the portfolio is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of
purchases and redemptions of shares.
BENCHMARK INFORMATION
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Apple 6.0%
Microsoft 5.5
Alphabet 3.1
Amazon.com 2.3
Berkshire Hathaway 1.7
UnitedHealth Group 1.5
Johnson & Johnson 1.4
Exxon Mobil 1.4
JPMorgan Chase 1.2
NVIDIA 1.1
Procter & Gamble 1.1
Visa 1.0
Tesla 1.0
Home Depot 1.0
Chevron 1.0
Mastercard 0.9
Eli Lilly 0.9
Pfizer 0.9
AbbVie 0.9
Merck 0.9
Meta Platforms 0.8
PepsiCo 0.8
Coca-Cola 0.8
Bank of America 0.7
Broadcom 0.7
Total 38.6%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Index 500 Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.
Equity Index 500 Portfolio
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Equity Index 500 Portfolio
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Equity Index 500 Portfolio -18.43% 9.01% 12.12%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $1,021.20 $1.99
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,023.24   1.99
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.39%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Equity Index 500 Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 31 .37 $ 25 .07 $ 22 .96 $ 17 .99 $ 19 .66
Investment activities
Net investment income
(1)(2)
0 .33 0 .28 0 .37 0 .35 0 .34
Net realized and unrealized gain/loss ( 6 .11 ) 6 .75 3 .68 5 .19 ( 1 .26 )
Total from investment activities ( 5 .78 ) 7 .03 4 .05 5 .54 ( 0 .92 )
Distributions
Net investment income ( 0 .33 ) ( 0 .29 ) ( 0 .37 ) ( 0 .38 ) ( 0 .32 )
Net realized gain ( 0 .14 ) ( 0 .44 ) ( 1 .57 ) ( 0 .19 ) ( 0 .43 )
Total distributions ( 0 .47 ) ( 0 .73 ) ( 1 .94 ) ( 0 .57 ) ( 0 .75 )
NET ASSET VALUE
End of period $ 25 .12 $ 31 .37 $ 25 .07 $ 22 .96 $ 17 .99
Ratios/Supplemental Data
Total return
(2)(3)
( 18 .43 ) % 28 .20% 18 .02% 31 .01% ( 4 .82 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0 .39% 0 .41% 0 .40% 0 .40% 0 .40%
Net expenses after waivers/payments by Price
Associates 0 .38% 0 .40% 0 .39% 0 .39% 0 .40%
Net investment income 1 .23% 0 .97% 1 .61% 1 .69% 1 .68%
Portfolio turnover rate 12 .9% 9 .5% 16 .1% 12 .0% 9 .7%
Net assets, end of period (in thousands) $ 23,508 $ 29,530 $ 22,667 $ 22,419 $ 17,850
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Equity Index 500 Portfolio
December 31, 2022

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 7.2%
Diversified Telecommunication
Services 0.9%
AT&T  5,162 95
Lumen Technologies  680 3
Verizon Communications  3,042 120
218
Entertainment 1.3%
Activision Blizzard  516 40
Electronic Arts  191 23
Live Nation Entertainment  (1) 102 7
Netflix  (1) 322 95
Take-Two Interactive Software  (1) 114 12
Walt Disney  (1) 1,320 115
Warner Bros Discovery  (1) 1,599 15
307
Interactive Media & Services 3.9%
Alphabet, Class A  (1) 4,325 382
Alphabet, Class C  (1) 3,834 340
Match Group  (1) 203 8
Meta Platforms, Class A  (1) 1,628 196
926
Media 0.8%
Charter Communications, Class A  (1) 76 26
Comcast, Class A  3,124 109
DISH Network, Class A  (1) 181 3
Fox, Class A  220 7
Fox, Class B  104 3
Interpublic Group  283 9
News, Class A  282 5
News, Class B  86 2
Omnicom Group  147 12
Paramount Global, Class B  368 6
182
Wireless Telecommunication
Services 0.3%
T-Mobile U.S.  (1) 432 61
61
Total Communication Services 1,694
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.1%
Aptiv (1) 197 18
BorgWarner  169 7
25
Automobiles 1.3%
Ford Motor  2,864 33
General Motors  1,031 35
Tesla  (1) 1,944 239
307
Distributors 0.2%
Genuine Parts  103 18
LKQ  184 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Pool  29 9
37
Hotels, Restaurants & Leisure 2.0%
Booking Holdings  (1) 29 58
Caesars Entertainment  (1) 154 6
Carnival  (1) 703 6
Chipotle Mexican Grill  (1) 20 28
Darden Restaurants  89 12
Domino's Pizza  26 9
Expedia Group  (1) 110 10
Hilton Worldwide Holdings  196 25
Las Vegas Sands  (1) 239 11
Marriott International, Class A  196 29
McDonald's  530 140
MGM Resorts International  231 8
Norwegian Cruise Line Holdings  (1) 303 4
Royal Caribbean Cruises  (1) 157 8
Starbucks  831 82
Wynn Resorts  (1) 75 6
Yum! Brands  204 26
468
Household Durables 0.3%
DR Horton  227 20
Garmin  111 10
Lennar, Class A  184 17
Mohawk Industries  (1) 37 4
Newell Brands  267 3
NVR  (1) 2 9
PulteGroup  165 8
Whirlpool  40 6
77
Internet & Direct Marketing
Retail 2.4%
Amazon.com (1) 6,427 540
eBay  393 16
Etsy  (1) 91 11
567
Leisure Products 0.0%
Hasbro  93 6
6
Multiline Retail 0.5%
Dollar General  163 40
Dollar Tree  (1) 152 21
Target  334 50
111
Specialty Retail 2.4%
Advance Auto Parts  44 6
AutoZone  (1) 14 35
Bath & Body Works  166 7
Best Buy  144 12
CarMax  (1) 113 7
Home Depot  741 234
Lowe's  449 89
O'Reilly Automotive  (1) 46 39
Ross Stores  251 29

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
TJX  841 67
Tractor Supply  80 18
Ulta Beauty  (1) 37 17
560
Textiles, Apparel & Luxury
Goods 0.5%
NIKE, Class B  912 107
Ralph Lauren  30 3
Tapestry  175 7
VF  237 6
123
Total Consumer Discretionary 2,281
CONSUMER STAPLES 7.1%
Beverages 1.9%
Brown-Forman, Class B  132 9
Coca-Cola  2,818 179
Constellation Brands, Class A  117 27
Keurig Dr Pepper  616 22
Molson Coors Beverage, Class B  135 7
Monster Beverage  (1) 277 28
PepsiCo  997 180
452
Food & Staples Retailing 1.5%
Costco Wholesale  321 147
Kroger  472 21
Sysco  368 28
Walgreens Boots Alliance  520 19
Walmart  1,022 145
360
Food Products 1.2%
Archer-Daniels-Midland  398 37
Campbell Soup  144 8
Conagra Brands  345 13
General Mills  431 36
Hershey  107 25
Hormel Foods  208 10
J M Smucker  77 12
Kellogg  185 13
Kraft Heinz  577 24
Lamb Weston Holdings  105 9
McCormick  181 15
Mondelez International, Class A  989 66
Tyson Foods, Class A  210 13
281
Household Products 1.6%
Church & Dwight  175 14
Clorox  90 13
Colgate-Palmolive  606 48
Kimberly-Clark  245 33
Procter & Gamble  1,716 260
368
Personal Products 0.2%
Estee Lauder, Class A  167 41
41
Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.7%
Altria Group  1,299 59
Philip Morris International  1,123 114
173
Total Consumer Staples 1,675
ENERGY 5.1%
Energy Equipment & Services 0.4%
Baker Hughes  725 21
Halliburton  658 26
Schlumberger  1,027 55
102
Oil, Gas & Consumable Fuels 4.7%
APA  232 11
Chevron  1,287 231
ConocoPhillips  901 106
Coterra Energy  571 14
Devon Energy  473 29
Diamondback Energy  128 17
EOG Resources  426 55
EQT  266 9
Exxon Mobil  2,982 329
Hess  202 29
Kinder Morgan  1,434 26
Marathon Oil  459 12
Marathon Petroleum  340 40
Occidental Petroleum  528 33
ONEOK  324 21
Phillips 66  343 36
Pioneer Natural Resources  173 40
Targa Resources  165 12
Valero Energy  280 36
Williams  883 29
1,115
Total Energy 1,217
FINANCIALS 11.5%
Banks 3.8%
Bank of America  5,054 167
Citigroup  1,402 63
Citizens Financial Group  356 14
Comerica  95 6
Fifth Third Bancorp  498 16
First Republic Bank  132 16
Huntington Bancshares  1,040 15
JPMorgan Chase  2,124 285
KeyCorp  669 12
M&T Bank  125 18
PNC Financial Services Group  293 46
Regions Financial  678 15
Signature Bank  45 5
SVB Financial Group  (1) 42 10
Truist Financial  963 42
U.S. Bancorp  981 43
Wells Fargo  2,760 114
Zions Bancorp  110 5
892

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets 3.1%
Ameriprise Financial  78 24
Bank of New York Mellon  532 24
BlackRock  107 76
Cboe Global Markets  78 10
Charles Schwab  1,105 92
CME Group  260 44
FactSet Research Systems  28 11
Franklin Resources  205 5
Goldman Sachs Group  246 84
Intercontinental Exchange  404 41
Invesco  324 6
MarketAxess Holdings  27 8
Moody's  115 32
Morgan Stanley  955 81
MSCI  57 27
Nasdaq  246 15
Northern Trust  150 13
Raymond James Financial  140 15
S&P Global  242 81
State Street  266 21
T. Rowe Price Group  (2) 162 18
728
Consumer Finance 0.5%
American Express  433 64
Capital One Financial  275 26
Discover Financial Services  198 19
Synchrony Financial  326 11
120
Diversified Financial Services 1.7%
Berkshire Hathaway, Class B  (1) 1,303 403
403
Insurance 2.4%
Aflac  410 29
Allstate  192 26
American International Group  538 34
Aon, Class A  150 45
Arch Capital Group  (1) 267 17
Arthur J Gallagher  152 29
Assurant  38 5
Brown & Brown  169 10
Chubb  301 66
Cincinnati Financial  113 12
Everest Re Group  28 9
Globe Life  66 8
Hartford Financial Services Group  230 17
Lincoln National  112 3
Loews  143 8
Marsh & McLennan  359 59
MetLife  478 35
Principal Financial Group  165 14
Progressive  423 55
Prudential Financial  267 27
Travelers  170 32
W R Berkley  148 11
Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  78 19
570
Total Financials 2,713
HEALTH CARE 15.7%
Biotechnology 2.5%
AbbVie  1,279 207
Amgen  387 101
Biogen  (1) 104 29
Gilead Sciences  908 78
Incyte  (1) 134 11
Moderna  (1) 240 43
Regeneron Pharmaceuticals  (1) 78 56
Vertex Pharmaceuticals  (1) 187 54
579
Health Care Equipment &
Supplies 2.8%
Abbott Laboratories  1,262 139
Align Technology  (1) 52 11
Baxter International  365 19
Becton Dickinson & Company  206 52
Boston Scientific  (1) 1,036 48
Cooper  35 12
DENTSPLY SIRONA  155 5
Dexcom  (1) 280 32
Edwards Lifesciences  (1) 448 33
Hologic  (1) 180 13
IDEXX Laboratories  (1) 61 25
Intuitive Surgical  (1) 257 68
Medtronic  963 75
ResMed  107 22
STERIS  73 13
Stryker  245 60
Teleflex  34 9
Zimmer Biomet Holdings  152 19
655
Health Care Providers &
Services 3.7%
AmerisourceBergen  118 20
Cardinal Health  189 14
Centene  (1) 410 34
Cigna  221 73
CVS Health  950 89
DaVita  (1) 41 3
Elevance Health  173 89
HCA Healthcare  154 37
Henry Schein  (1) 98 8
Humana  91 47
Laboratory Corp. of America Holdings  65 15
McKesson  103 39
Molina Healthcare  (1) 43 14
Quest Diagnostics  82 13
UnitedHealth Group  676 358
Universal Health Services, Class B  46 6
859
Life Sciences Tools & Services 1.9%
Agilent Technologies  213 32

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Bio-Rad Laboratories, Class A  (1) 16 7
Bio-Techne  112 9
Charles River Laboratories
International  (1) 36 8
Danaher  475 126
Illumina  (1) 114 23
IQVIA Holdings  (1) 135 27
Mettler-Toledo International  (1) 16 23
PerkinElmer  91 13
Thermo Fisher Scientific  285 157
Waters  (1) 43 15
West Pharmaceutical Services  54 13
453
Pharmaceuticals 4.8%
Bristol-Myers Squibb  1,539 111
Catalent  (1) 130 6
Eli Lilly  572 209
Johnson & Johnson  1,893 335
Merck  1,836 204
Organon  186 5
Pfizer  4,065 208
Viatris  871 10
Zoetis  337 49
1,137
Total Health Care 3,683
INDUSTRIALS & BUSINESS
SERVICES 8.8%
Aerospace & Defense 1.9%
Boeing (1) 406 77
General Dynamics  164 41
Howmet Aerospace  267 10
Huntington Ingalls Industries  29 7
L3Harris Technologies  139 29
Lockheed Martin  168 82
Northrop Grumman  104 57
Raytheon Technologies  1,064 107
Textron  151 11
TransDigm Group  38 24
445
Air Freight & Logistics 0.6%
CH Robinson Worldwide  84 7
Expeditors International of Washington  114 12
FedEx  173 30
United Parcel Service, Class B  528 92
141
Airlines 0.2%
Alaska Air Group  (1) 92 4
American Airlines Group  (1) 470 6
Delta Air Lines  (1) 464 15
Southwest Airlines  (1) 429 15
United Airlines Holdings  (1) 238 9
49
Building Products 0.4%
A.O. Smith  91 5
Allegion  62 6
Carrier Global  605 25
Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson Controls International  500 32
Masco  164 8
Trane Technologies  166 28
104
Commercial Services &
Supplies 0.5%
Cintas  62 28
Copart  (1) 309 19
Republic Services  148 19
Rollins  165 6
Waste Management  270 42
114
Construction & Engineering 0.1%
Quanta Services  104 15
15
Electrical Equipment 0.6%
AMETEK  166 23
Eaton  288 45
Emerson Electric  428 41
Generac Holdings  (1) 46 5
Rockwell Automation  84 22
136
Industrial Conglomerates 1.1%
3M  400 48
General Electric  810 68
Honeywell International  487 105
Roper Technologies  77 33
254
Machinery 1.9%
Caterpillar  377 90
Cummins  103 25
Deere  199 85
Dover  101 14
Fortive  257 17
IDEX  55 13
Illinois Tool Works  203 45
Ingersoll Rand  292 15
Nordson  39 9
Otis Worldwide  302 24
PACCAR  252 25
Parker-Hannifin  94 27
Pentair  119 5
Snap-on  38 9
Stanley Black & Decker  107 8
Westinghouse Air Brake Technologies  132 13
Xylem  130 14
438
Professional Services 0.4%
CoStar Group  (1) 294 23
Equifax  89 17
Jacobs Solutions  92 11
Leidos Holdings  100 10
Robert Half International  78 6
Verisk Analytics  114 20
87

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Road & Rail 0.9%
CSX  1,525 47
JB Hunt Transport Services  61 11
Norfolk Southern  168 41
Old Dominion Freight Line  66 19
Union Pacific  445 92
210
Trading Companies &
Distributors 0.2%
Fastenal  416 20
United Rentals  (1) 51 18
WW Grainger  33 18
56
Total Industrials & Business Services 2,049
INFORMATION
TECHNOLOGY 25.2%
Communications Equipment 0.9%
Arista Networks  (1) 178 22
Cisco Systems  2,973 142
F5  (1) 43 6
Juniper Networks  232 7
Motorola Solutions  122 31
208
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  431 33
CDW  97 17
Corning  551 18
Keysight Technologies  (1) 130 22
TE Connectivity  230 26
Teledyne Technologies  (1) 34 14
Trimble  (1) 180 9
Zebra Technologies, Class A  (1) 38 10
149
IT Services 4.4%
Accenture, Class A  457 122
Akamai Technologies  (1) 113 10
Automatic Data Processing  301 72
Broadridge Financial Solutions  86 12
Cognizant Technology Solutions,
Class A  371 21
DXC Technology  (1) 169 4
EPAM Systems  (1) 41 13
Fidelity National Information Services  430 29
Fiserv  (1) 460 46
FleetCor Technologies  (1) 53 10
Gartner  (1) 57 19
Global Payments  196 19
International Business Machines  655 92
Jack Henry & Associates  52 9
Mastercard, Class A  614 214
Paychex  232 27
PayPal Holdings  (1) 826 59
VeriSign  (1) 66 14
Visa, Class A  1,184 246
1,038
Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment 5.0%
Advanced Micro Devices  (1) 1,166 75
Analog Devices  373 61
Applied Materials  624 61
Broadcom  294 164
Enphase Energy  (1) 98 26
First Solar  (1) 71 11
Intel  2,990 79
KLA  103 39
Lam Research  98 41
Microchip Technology  399 28
Micron Technology  787 39
Monolithic Power Systems  33 12
NVIDIA  1,803 263
NXP Semiconductors  188 30
ON Semiconductor  (1) 314 20
Qorvo  (1) 73 7
QUALCOMM  812 89
Skyworks Solutions  116 11
SolarEdge Technologies  (1) 41 12
Teradyne  114 10
Texas Instruments  657 108
1,186
Software 8.1%
Adobe (1) 337 113
ANSYS  (1) 63 15
Autodesk  (1) 156 29
Cadence Design Systems  (1) 198 32
Ceridian HCM Holding  (1) 111 7
Fortinet  (1) 470 23
Gen Digital  421 9
Intuit  205 80
Microsoft  5,398 1,295
Oracle  1,113 91
Paycom Software  (1) 35 11
PTC  (1) 77 9
Salesforce  (1) 724 96
ServiceNow  (1) 147 57
Synopsys  (1) 111 35
Tyler Technologies  (1) 30 10
1,912
Technology Hardware, Storage &
Peripherals 6.2%
Apple  10,829 1,407
Hewlett Packard Enterprise  933 15
HP  641 17
NetApp  157 10
Seagate Technology Holdings  139 7
Western Digital  (1) 225 7
1,463
Total Information Technology 5,956
MATERIALS 2.7%
Chemicals 1.9%
Air Products & Chemicals  160 49
Albemarle  84 18

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese  72 7
CF Industries Holdings  141 12
Corteva  518 31
Dow  509 26
DuPont de Nemours  360 25
Eastman Chemical  87 7
Ecolab  179 26
FMC  92 12
International Flavors & Fragrances  184 19
Linde  358 117
LyondellBasell Industries, Class A  184 15
Mosaic  247 11
PPG Industries  170 21
Sherwin-Williams  170 40
436
Construction Materials 0.1%
Martin Marietta Materials  45 15
Vulcan Materials  96 17
32
Containers & Packaging 0.3%
Amcor  1,079 13
Avery Dennison  58 10
Ball  227 12
International Paper  258 9
Packaging Corp. of America  67 9
Sealed Air  104 5
Westrock  181 6
64
Metals & Mining 0.4%
Freeport-McMoRan  1,036 39
Newmont  576 27
Nucor  186 25
Steel Dynamics  122 12
103
Total Materials 635
REAL ESTATE 2.7%
Equity Real Estate Investment
Trusts 2.6%
Alexandria Real Estate Equities, REIT  108 16
American Tower, REIT  338 72
AvalonBay Communities, REIT  102 16
Boston Properties, REIT  103 7
Camden Property Trust, REIT  78 9
Crown Castle, REIT  314 43
Digital Realty Trust, REIT  208 21
Equinix, REIT  67 44
Equity Residential, REIT  246 15
Essex Property Trust, REIT  47 10
Extra Space Storage, REIT  98 14
Federal Realty Investment Trust, REIT  54 5
Healthpeak Properties, REIT  388 10
Host Hotels & Resorts, REIT  512 8
Invitation Homes, REIT  418 12
Iron Mountain, REIT  209 10
KRC Interim, REIT  452 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Mid-America Apartment Communities,
REIT  84 13
Prologis, REIT  668 75
Public Storage, REIT  114 32
Realty Income, REIT  454 29
Regency Centers, REIT  110 7
SBA Communications, REIT  79 22
Simon Property Group, REIT  237 28
UDR, REIT  219 8
Ventas, REIT  287 13
VICI Properties, REIT  698 23
Vornado Realty Trust, REIT  115 2
Welltower, REIT  342 22
Weyerhaeuser, REIT  535 17
613
Real Estate Management &
Development 0.1%
CBRE Group, Class A  (1) 228 18
18
Total Real Estate 631
UTILITIES 3.3%
Electric Utilities 2.1%
Alliant Energy  181 10
American Electric Power  372 35
Constellation Energy  236 20
Duke Energy  558 58
Edison International  277 18
Entergy  148 17
Evergy  166 10
Eversource Energy  252 21
Exelon  720 31
FirstEnergy  393 17
NextEra Energy  1,439 120
NRG Energy  169 5
PG&E  (1) 1,166 19
Pinnacle West Capital  82 6
PPL  534 16
Southern  788 56
Xcel Energy  396 28
487
Gas Utilities 0.1%
Atmos Energy  102 11
11
Independent Power & Renewable
Electricity Producers 0.1%
AES  480 14
14
Multi-Utilities 0.9%
Ameren  188 17
CenterPoint Energy  453 14
CMS Energy  210 13
Consolidated Edison  256 24
Dominion Energy  604 37
DTE Energy  141 17
NiSource  294 8
Public Service Enterprise Group  361 22

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sempra Energy  228 35
WEC Energy Group  228 21
208
Water Utilities 0.1%
American Water Works  132 20
20
Total Utilities 740
Total Common Stocks (Cost $7,339) 23,274
EQUITY MUTUAL FUNDS 0.1%
iShares Core S&P 500 ETF  92 35
Total Equity Mutual Funds (Cost $29) 35
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 4.30%  (2)(3) 159,872 160
160
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.728%,
2/16/23  (4) 40,000 40
40
Total Short-Term Investments (Cost
$200) 200
Total Investments in Securities
100.0% of Net Assets
(Cost $7,568) $ 23,509
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Seven-day yield
(4) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 3/23 193 $ (5)
Net payments (receipts) of variation margin to date 4
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ (14) $ 1
T. Rowe Price Government Reserve Fund, 4.30% — — 3++
Totals $ —# $ (14) $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Group  $ 32 $ 2 $ 2 $ 18
T. Rowe Price Government Reserve Fund, 4.30% 257   ¤   ¤ 160
Total $ 178^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $172.

T. ROWE PRICE Equity Index 500 Portfolio
December 31, 2022
Statement of Assets and Liabilities
16
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,568) $ 23,509
Dividends receivable 21
Total assets 23,530
Liabilities
Investment management and administrative fees payable 21
Variation margin payable on futures contracts 1
Total liabilities 22
NET ASSETS $ 23,508
Net Assets Consist of:
Total distributable earnings (loss) $ 15,545
Paid-in capital applicable to 935,893 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 7,963
NET ASSETS $ 23,508
NET ASSET VALUE PER SHARE $ 25.12

T. ROWE PRICE Equity Index 500 Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income $ 408
.... ... ...
Expenses
Investment management and administrative expense 99
Waived / paid by Price Associates (3)
Net expenses 96
Net investment income 312
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (27)
Futures (39)
Net realized loss (66)
Change in net unrealized gain / loss
Securities (5,708)
Futures (8)
Change in net unrealized gain / loss (5,716)
Net realized and unrealized gain / loss (5,782)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (5,470)

T. ROWE PRICE Equity Index 500 Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 312 $ 254
Net realized gain (loss) (66) 451
Change in net unrealized gain / loss (5,716) 5,748
Increase (decrease) in net assets from operations (5,470) 6,453
Distributions to shareholders
Net earnings (442) (662)
Capital share transactions
*
Shares sold 2,530 2,621
Distributions reinvested 442 662
Shares redeemed (3,082) (2,211)
Increase (decrease) in net assets from capital share transactions (110) 1,072
Net Assets
Increase (decrease) during period (6,022) 6,863
Beginning of period 29,530 22,667
End of period $ 23,508 $ 29,530
*Share information (000s)
Shares sold 91 91
Distributions reinvested 17 22
Shares redeemed (113) (76)
Increase (decrease) in shares outstanding (5) 37

T. ROWE PRICE Equity Index 500 Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity
Index 500 Portfolio (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Equity Index 500 Portfolio

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Index 500 Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,274 $ — $ — $ 23,274
Equity Mutual Funds 35 — — 35
Short-Term Investments 160 40 — 200
Total $ 23,469 $ 40 $ — $ 23,509
Liabilities
Futures Contracts* $ 5 $ — $ — $ 5
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 5
Total $ 5
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
December 31, 2022, securities valued at $13,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (39)
Total $ (39)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (8)
Total $ (8)

T. ROWE PRICE Equity Index 500 Portfolio

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, there were no securities on loan.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $3,419,000 and $3,277,000, respectively, for the year ended December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 355 $ 325
Long-term capital gain 87 337
Total distributions $ 442 $ 662
($000s)
Cost of investments $ 7,980
Unrealized appreciation $ 16,417
Unrealized depreciation (888)
Net unrealized appreciation (depreciation) $ 15,529

T. ROWE PRICE Equity Index 500 Portfolio

At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.39% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $3,000 for the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Undistributed ordinary income $ 1
Undistributed long-term capital gain 15
Net unrealized appreciation (depreciation) 15,529
Total distributable earnings (loss) $ 15,545

T. ROWE PRICE Equity Index 500 Portfolio

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Index 500 Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc.
and Shareholders of T. Rowe Price Equity Index 500 Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity
Index 500 Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Equity Index 500 Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$45,000 from short-term capital gains
$87,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $337,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $324,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $9,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Equity Index 500 Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Equity Index 500 Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Equity Index 500 Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582488 E308-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023